UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

                       GS Mortgage-Backed Securities Trust 2025-SL1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

                                       Garrett Wallace, (212) 357-0655
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Exception Comment
Schedule 3 – Exception Extract
Schedule 4 – Modification Extract
Schedule 5 – Modification Only Extract
Schedule 6 – Extension Deferment
Schedule 7 – Rating Agency Grades
Schedule 8 – Exception Grades
Schedule 9 – NPL Only Extract Limited
Schedule 10 – Tax Lien Review Report
Schedule 11 – Title Exception Report
Schedule 12 – Title Itemized Report

99.2	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Exception Report
Schedule 3 – Rating Agency Grades Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 14, 2025

GS Mortgage Securities Corp.
(Depositor)

By:  /s/ Michael Dente
        Name: Michael Dente
        Title:  Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Exception Comment
Schedule 3 – Exception Extract
Schedule 4 – Modification Extract
Schedule 5 – Modification Only Extract
Schedule 6 – Extension Deferment
Schedule 7 – Rating Agency Grades
Schedule 8 – Exception Grades
Schedule 9 – NPL Only Extract Limited
Schedule 10 – Tax Lien Review Report
Schedule 11 – Title Exception Report
Schedule 12 – Title Itemized Report

99.2	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Exception Report
Schedule 3 – Rating Agency Grades Report